Condensed Consolidating Financial Statements (Statement of Income) (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenue	$ 1,342	$ 1,290	$ 1,263	$ 1,302	$ 1,196	$ 1,206	$ 1,152	$ 1,205	$ 1,140	$ 2,615	$ 2,498	$ 5,051	$ 4,702	$ 4,270
Expenses:
Operating-related expenses	406			407						812	803	1,627	1,564	1,433
Selling and general expenses	332			376						665	724	3,168	1,631	1,578
Depreciation	22			22						43	42	86	86	93
Amortization of intangibles	11			12						23	24	48	51	48
Total expenses	771			817						1,543	1,593	4,929	3,332	3,152
Operating profit	582	(1,148)	366	476	420	271	395	423	269	1,083	896	113	1,358	1,170
Interest expense, net	16			14						32	28	59	59	81
Non-operating intercompany transactions	0			0						0	0	0	0	0
Other loss (income)	(11)			9						(11)	9	9	12	(52)
Income from continuing operations before taxes on income	566			462						1,051	868	54	1,299	1,089
Provision for taxes on income	185			152						340	290	245	425	388
Equity in net (loss) income of subsidiaries	0			0						0	0	0	0	0
(Loss) income from continuing operations	381	(984)	215	310	268	182	258	266	168	711	578	(191)	874	701
Discontinued operations, net of tax:
Income (loss) from discontinued operations	0			6						0	12	18	3	(209)
Gain on sale of discontinued operations												160	589	0
Discontinued operations, net		163	2	6	7	6	(13)	11	587	0	12	178	592	(209)
Net (loss) income	381	(821)	217	316	275	188	245	277	755	711	590	(13)	1,466	492
Less: net income from continuing operations attributable to noncontrolling interests	(28)			(24)						(55)	(50)	(102)	(91)	(50)
Less: net loss (income) from discontinued operations attributable to noncontrolling interests												0	1	(5)
Net (loss) income attributable to McGraw Hill Financial, Inc.	353	$ (846)	$ 190	292	$ 248	$ 171	$ 215	$ 254	$ 735	656	540	(115)	1,376	437
Comprehensive (loss) income	463			292						714	572	(331)	1,788	399
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenue	(28)			(28)						(56)	(57)	(115)	(105)	(105)
Expenses:
Operating-related expenses	(28)			(28)						(56)	(57)	(115)	(105)	(105)
Selling and general expenses	0			0						0	0	0	0	0
Depreciation	0			0						0	0	0	0	0
Amortization of intangibles	0			0						0	0	0	0	0
Total expenses	(28)			(28)						(56)	(57)	(115)	(105)	(105)
Operating profit	0			0						0	0	0	0	0
Interest expense, net	0			0						0	0	0	0	0
Non-operating intercompany transactions	0			0						0	0	0	0	0
Other loss (income)	0			0						0	0	0	0	0
Income from continuing operations before taxes on income	0			0						0	0	0	0	0
Provision for taxes on income	0			0						0	0	0	0	0
Equity in net (loss) income of subsidiaries	(406)			(299)						(837)	(624)	195	(2,134)	(2,804)
(Loss) income from continuing operations				(299)							(624)	195	(2,134)	(2,804)
Discontinued operations, net of tax:
Income (loss) from discontinued operations				0							0	0	0	(29)
Gain on sale of discontinued operations												0	0
Discontinued operations, net											0	0	0	(29)
Net (loss) income	(406)			(299)						(837)	(624)	195	(2,134)	(2,833)
Less: net income from continuing operations attributable to noncontrolling interests	(28)			(24)						(55)	(50)	(102)	(91)	(50)
Less: net loss (income) from discontinued operations attributable to noncontrolling interests													1	(5)
Net (loss) income attributable to McGraw Hill Financial, Inc.	(434)			(323)						(892)	(674)	93	(2,224)	(2,888)
Comprehensive (loss) income	(405)			(302)						(839)	(628)	195	(2,106)	(2,839)
McGraw Hill Financial, Inc.
Condensed Income Statements, Captions [Line Items]
Revenue	161			148						317	294	598	570	522
Expenses:
Operating-related expenses	21			21						53	40	78	128	83
Selling and general expenses	1			27						67	92	296	338	360
Depreciation	10			11						19	20	41	40	45
Amortization of intangibles	1			1						2	2	4	5	6
Total expenses	33			60						141	154	419	511	494
Operating profit	128			85						176	137	176	34	80
Interest expense, net	20			15						37	31	66	65	85
Non-operating intercompany transactions	71			15						129	74	193	245	201
Other loss (income)	0			3						0	3	3	25	(52)
Income from continuing operations before taxes on income	37			55						10	32	(83)	(276)	(206)
Provision for taxes on income	11			21						17	13	(22)	(121)	(106)
Equity in net (loss) income of subsidiaries	338			241						703	500	(443)	1,937	2,713
(Loss) income from continuing operations				275							519	(504)	1,782	2,613
Discontinued operations, net of tax:
Income (loss) from discontinued operations				6							12	18	82	(147)
Gain on sale of discontinued operations												160	644
Discontinued operations, net											12	178	726	(147)
Net (loss) income	364			281						696	531	(326)	2,508	2,466
Less: net income from continuing operations attributable to noncontrolling interests	0			0						0	0	0	0	0
Less: net loss (income) from discontinued operations attributable to noncontrolling interests													0	0
Net (loss) income attributable to McGraw Hill Financial, Inc.	364			281						696	531	(326)	2,508	2,466
Comprehensive (loss) income	384			240						710	515	(495)	2,773	2,338
Standard & Poor's Financial Services, LLC
Condensed Income Statements, Captions [Line Items]
Revenue	573			542						1,117	1,028	2,043	1,931	1,964
Expenses:
Operating-related expenses	154			164						311	315	389	556	587
Selling and general expenses	101			132						162	237	2,350	532	504
Depreciation	5			4						10	9	17	19	19
Amortization of intangibles	0			0						0	0	0	0	0
Total expenses	260			300						483	561	2,756	1,107	1,110
Operating profit	313			242						634	467	(713)	821	854
Interest expense, net	0			0						0	0	0	0	0
Non-operating intercompany transactions	59			7						91	14	38	66	11
Other loss (income)	0			0						0	0	0	3	0
Income from continuing operations before taxes on income	254			235						543	453	(751)	755	843
Provision for taxes on income	99			86						190	173	16	283	320
Equity in net (loss) income of subsidiaries	68			58						134	124	248	197	91
(Loss) income from continuing operations				207							404	(519)	669	614
Discontinued operations, net of tax:
Income (loss) from discontinued operations				0							0	0	0	0
Gain on sale of discontinued operations												0	0
Discontinued operations, net											0	0	0	0
Net (loss) income	223			207						487	404	(519)	669	614
Less: net income from continuing operations attributable to noncontrolling interests	0			0						0	0	0	0	0
Less: net loss (income) from discontinued operations attributable to noncontrolling interests													0	0
Net (loss) income attributable to McGraw Hill Financial, Inc.	223			207						487	404	(519)	669	614
Comprehensive (loss) income	222			208						486	380	(544)	669	638
Non-Guarantor Subsidiaries
Condensed Income Statements, Captions [Line Items]
Revenue	636			640						1,237	1,233	2,525	2,306	1,889
Expenses:
Operating-related expenses	259			250						504	505	1,275	985	868
Selling and general expenses	230			217						436	395	522	761	714
Depreciation	7			7						14	13	28	27	29
Amortization of intangibles	10			11						21	22	44	46	42
Total expenses	506			485						975	935	1,869	1,819	1,653
Operating profit	141			149						273	292	650	503	236
Interest expense, net	(4)			(1)						(5)	(3)	(7)	(6)	(4)
Non-operating intercompany transactions	(130)			(22)						(220)	(88)	(231)	(311)	(212)
Other loss (income)	(11)			6						(11)	6	6	(16)	0
Income from continuing operations before taxes on income	275			172						498	383	888	820	452
Provision for taxes on income	75			45						133	104	251	263	174
Equity in net (loss) income of subsidiaries	0			0						0	0	0	0	0
(Loss) income from continuing operations				127							279	637	557	278
Discontinued operations, net of tax:
Income (loss) from discontinued operations				0							0	0	(79)	(33)
Gain on sale of discontinued operations												0	(55)
Discontinued operations, net											0	0	(134)	(33)
Net (loss) income	200			127						365	279	637	423	245
Less: net income from continuing operations attributable to noncontrolling interests	0			0						0	0	0	0	0
Less: net loss (income) from discontinued operations attributable to noncontrolling interests													0	0
Net (loss) income attributable to McGraw Hill Financial, Inc.	200			127						365	279	637	423	245
Comprehensive (loss) income	$ 262			$ 146						$ 357	$ 305	$ 513	$ 452	$ 262